Financial Risk Management - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 1,951,000	€ (1,317,000)
Fair value adjustment on derivative warrant liabilities	6,476,000
Capital commitments	€ 0	0
Percentage Of Increase Decrease In Warrant Price	1.00%
Warrant [Member]
Financial investments at fair value through profit or loss
Adjustments for increase (decrease) in derivative financial liabilities	€ 31,000	58,000
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 3,119,000	€ 5,834,000